SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Total cash originations from sales-type and direct financing leases	¥ 380,187	$ 7,157	¥ 45,606	¥ 365,525
Total Cash Receipts From Sales-Type And Direct Financing Leases	¥ 546,221	$ 85,714	¥ 620,896	¥ 91,343